Trade Accounts Receivables and Contract Liabilities (Details) - Schedule of Trade Accounts Receivables and Contract Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivables and Contract Liabilities [Abstract]
Trade accounts receivables	$ 19,171,243	$ 5,275,047
Less: Expected credit losses	(18,202,132)
Less: Write-off	(927,519)
Total	$ 41,592	$ 5,275,047